Selling and Marketing Expenses (Details) - Schedule of Selling and Marketing Expenses - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Selling and Marketing Expenses (Details) - Schedule of Selling and Marketing Expenses [Line Items]
Total	$ 4,875,650	$ 5,813,307	$ 6,270,237
Staff costs and employee benefits [Member]
Selling and Marketing Expenses (Details) - Schedule of Selling and Marketing Expenses [Line Items]
Total	964,698	938,048	928,737
Consultancy fee [Member]
Selling and Marketing Expenses (Details) - Schedule of Selling and Marketing Expenses [Line Items]
Total	1,888,128	2,424,088	2,590,069
Transportation and handling [Member]
Selling and Marketing Expenses (Details) - Schedule of Selling and Marketing Expenses [Line Items]
Total	1,468,035	2,074,255	2,085,652
Advertisement expenses [Member]
Selling and Marketing Expenses (Details) - Schedule of Selling and Marketing Expenses [Line Items]
Total	18,361	3,154
Depreciation and amortization [Member]
Selling and Marketing Expenses (Details) - Schedule of Selling and Marketing Expenses [Line Items]
Total	3,227	3,530	4,275
Others [Member]
Selling and Marketing Expenses (Details) - Schedule of Selling and Marketing Expenses [Line Items]
Total	$ 533,201	$ 370,232	$ 661,504